Right of Use Assets - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	¥ 4,210	$ 577
2026	706	96
Total future minimum lease payments	4,916	673
Less: imputed interest	(118)	(16)
Present value of lease liabilities	¥ 4,798	$ 657	¥ 12,772